Schedule V - Valuation Allowances and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V — Valuation Allowances and Qualifying Accounts
Schedule V — Valuation Allowances and Qualifying Accounts

($ in millions)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period
Year ended December 31, 2018
Allowance for reinsurance recoverables	$70	$(5)	$—	$—	$65
Allowance for premium installment receivable	77	118	—	118	77
Allowance for deferred tax assets	—	—	—	—	—
Allowance for estimated losses on mortgage loans	3	—	—	—	3
Year ended December 31, 2017
Allowance for reinsurance recoverables	$84	$(10)	$—	$4	$70
Allowance for premium installment receivable	84	109	—	116	77
Allowance for deferred tax assets	—	—	—	—	—
Allowance for estimated losses on mortgage loans	3	1	—	1	3
Year ended December 31, 2016
Allowance for reinsurance recoverables	$80	$5	$—	$1	$84
Allowance for premium installment receivable	90	107	—	113	84
Allowance for deferred tax assets	—	—	—	—	—
Allowance for estimated losses on mortgage loans	3	—	—	—	3